Item 1: Report to Shareholders

Equity Index 500 Fund	June 30, 2006

The views and opinions in this report were current as of June 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

U.S. stocks generally rose in the first half of 2006, but a sharp stock market decline from mid-May to mid-June erased a large portion of their earlier gains. Investor sentiment—which had been favorable amid hopes that the Federal Reserve would soon stop increasing short-term interest rates—deteriorated rapidly in mid-May due to concerns that rising inflation would force the central bank to raise rates more than investors had expected, which, in turn, could crimp economic and corporate profit growth. In response, investors became risk averse and shunned traditional growth stocks and other aggressive investments.

MARKET ENVIRONMENT

The economy accelerated at the beginning of 2006, expanding at a robust annualized rate of 5.6% in the first quarter versus a sluggish 1.7% in the final quarter of 2005, following last year’s hurricane assault on the Gulf Coast. In the second quarter, however, growth showed signs of moderating. Consumer spending decelerated with rising interest rates and stubbornly high oil and gas prices. Also, gradually rising mortgage rates helped cool the housing market without a significant economic disruption, and job growth softened. On the other hand, business investment has been strong, manufacturing activity seems healthy, and the unemployment rate dipped to a cyclical low of 4.6% in May and June.

Although inflation has been mostly contained, Federal Reserve officials have expressed concerns that the strong economy and rising commodity prices could push inflation higher. In recent weeks, Fed officials have increasingly noted that certain measures of inflation are at or above the upper end of their comfort zone. In response, the central bank—now led by Ben Bernanke following Alan Greenspan’s retirement at the end of January—raised the federal funds target rate in the last six months from 4.25% to 5.25%, a level not seen in five years. The central bank has now lifted the target rate 17 times since mid-2004.

Large-cap shares, as measured by the S&P 500 Stock Index, returned 2.70% in the first half of 2006 versus 5.51% for the Dow Jones Wilshire 4500 Completion Index, a broad benchmark for small- and mid-cap stocks. As measured by various Russell indexes, value stocks did better than growth across all market capitalizations, particularly among large-cap companies.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s equity market index funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small-and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, as they offer many attributes that most investors will find appealing.

• They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,850 and 2,400 stocks, respectively, as of June 30.

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds (ETFs) so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally very low, which enables investors to retain more of their returns. In general, T. Rowe Price’s equity index funds’ expense ratios are well below those of their peer group averages, as measured by Lipper.

EQUITY INDEX 500 FUND

Your fund returned 2.54% in the first half of our fiscal year and 8.30% for the 12-month period ended June 30, 2006. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. Fund performance tends to slightly trail that of the benchmark due to annual operating and management expenses.

As measured by various S&P 500 sectors, energy and telecommunication services stocks did best in percentage terms in the last six months. Energy shares contributed significantly to fund and index performance as oil prices remained elevated, with broad strength from integrated oil majors and equipment and services companies. Telecommunication services companies, though they represent less than 4% of the S&P 500, also produced strong gains as a result of industry consolidation.

Industrials and business services and materials stocks did well, buoyed by the strong economy. The former were led by aerospace and defense companies as well as machinery stocks, though industrial giant General Electric remained disappointing; the latter were driven primarily by metals and mining companies, which were fired up by the highest precious metals prices in a generation. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

Other sectors generated milder gains, in some cases because of mixed performance of underlying industries. For example, in the financials sector, companies tied to the capital markets, such as brokerages and asset managers, and commercial banks did well, but insurers lagged, hurt by rising interest rates and poor performance of insurance giant American International Group. Similarly, in the consumer discretionary sector, strength in media giants Comcast and Disney was partially offset by poor performance of homebuilding stocks and home improvement retailers Home Depot and Lowes amid a housing market slowdown.

The health care and information technology sectors declined moderately in the last six months. Health care was dragged lower by weakness among managed care companies, particularly UnitedHealth Group, whose options-granting practices are being investigated by securities regulators. Equipment and supply companies also struggled amid concerns about future business prospects as well as some product recalls and antitrust investigations by the Department of Justice. Pharmaceuticals held up relatively well, as gains in Merck, Abbott Laboratories, and Bristol-Myers Squibb were offset to some extent by weakness among other drug stocks.

Information technology stocks detracted the most from the fund’s performance. Semiconductor companies fared worst. In fact, almost all major underlying segments declined, though communications equipment companies, especially Cisco Systems and Corning, did well. Internet software company Google was another bright spot, but its gains were eclipsed by weakness in online auctioneer eBay.

Standard & Poor’s authorized 15 changes to the composition of the S&P 500 Index in the first half of 2006. Many of the stocks that left the index were acquired; a few filed for bankruptcy or were de-listed. Please see the table on page 10 for a complete list of index changes thus far in 2006.

TOTAL EQUITY MARKET INDEX FUND

Your fund returned 3.35% in the first half of our fiscal year and 9.88% in the 12-month period ended June 30, 2006. As shown in the table, the fund closely tracked the performance of its benchmark, the Dow Jones Wilshire 5000 Composite Index, in both periods. The fund typically lags its benchmark slightly due to annual operating and management expenses.

In general, what is true about the performance of the S&P 500 Index is also true about the performance of the Dow Jones Wilshire 5000 Composite Index. The Wilshire 5000 index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents 75% of the Wilshire 5000’s total market value. The largest components of the Wilshire index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

In the last six months, telecommunication services and energy shares did best in percentage terms, but materials and industrials and business services stocks also performed well. Utilities, consumer staples, and financials produced milder gains but still outperformed the broad market. Consumer discretionary shares lagged, while information technology and health care stocks declined.

EXTENDED EQUITY MARKET INDEX FUND

Your fund returned 5.60% in the first half of our fiscal year and 13.70% in the 12-month period ended June 30, 2006. Because of favorable stock selection in the course of replicating the index, the fund nosed past the Dow Jones Wilshire 4500 Completion Index in the last six months, as shown in the Performance Comparison table, but it narrowly trailed the benchmark for the one-year period. The fund typically lags its benchmark by a wider margin due to annual operating and management expenses.

In the last six months, the telecommunication services sector did best in percentage terms, thanks to strength in several wireless and diversified telecom companies, though the sector represents about 2% of the small- and mid-cap universe. Similarly, materials stocks, which account for less than 5% of the index, rose strongly, propelled by brisk gains among metals and mining stocks, thanks to surging metals prices.

The industrials and business services segment advanced significantly and, because of its sizable representation in the index (more than 11%), contributed the most to fund and index performance. Most underlying industries posted gains, led by machinery stocks and air freight and logistics companies. Building products and airlines generally lagged. Energy shares advanced strongly in the last six months because of heightened oil prices and despite the mid-May to mid-June sell-off.

The consumer staples, utilities, and financials sectors produced milder gains but outperformed the index in the first half of the year. Consumer discretionary shares lagged, as strength in gaming, hotel, and restaurant stocks offset weakness in other areas, such as homebuilding stocks and various media companies.

Information technology shares were widely mixed in the last six months, as strength in IT services companies, electronic equipment, and semiconductor companies was offset by poor performance of software and Internet software stocks. Health care stocks declined, with biotechnology shares weighing most heavily on the sector amid greater risk aversion from investors. Pharmaceuticals also struggled, but other segments held up well.

OUTLOOK

The equity market environment is perhaps more uncertain than it has been since the beginning of the current bull market about three-and-a-half years ago. Geopolitical concerns, the possibility of additional rate increases from the Fed, inflation worries, and signs of slower economic growth are some of the factors weighing on the market. On the other hand, healthy corporate balance sheets, earnings, and business spending should be supportive.

As the tug of war between bullish and bearish forces plays itself out, some sectors will inevitably do better than others—which underscores the value of having a broadly diversified portfolio, particularly during periods of market volatility—but we will not try to predict which investments will perform best. Our task is to track closely the major U.S. equity indexes with the assets you have entrusted to us.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee, Equity Index 500 Fund and Extended Equity Market Index Fund
Co-chairman of the Investment Advisory Committee, Total Equity Market Index Fund

Ken D. Uematsu
Co-chairman of the Investment Advisory Committee, Total Equity Market Index Fund

July 17, 2006

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING

As with all stock mutual funds, the funds’ share prices can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 6/30/06
ExxonMobil	3.1%
GE	2.9
Citigroup	2.0
Bank of America	1.9
Microsoft	1.7
Procter & Gamble	1.6
Johnson & Johnson	1.5
Pfizer	1.5
American International Group	1.3
Altria Group	1.3
JPMorgan Chase	1.2
Chevron	1.2
Wal-Mart	1.0
Cisco Systems	1.0
IBM	1.0
Wells Fargo	1.0
Intel	0.9
AT&T	0.9
ConocoPhillips	0.9
PepsiCo	0.8
Verizon Communications	0.8
UPS	0.8
Coca-Cola	0.7
Hewlett-Packard	0.7
Wachovia	0.7
Total	32.4%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Total Equity Market Index Fund	Percent of Net Assets 6/30/06
ExxonMobil	2.2%
GE	2.1
Microsoft	1.5
Citigroup	1.4
Bank of America	1.3
Wal-Mart	1.2
Procter & Gamble	1.1
Johnson & Johnson	1.1
Pfizer	1.0
American International Group	0.9
Altria Group	0.9
JPMorgan Chase	0.9
Chevron	0.9
Berkshire Hathaway	0.8
Google	0.8
Cisco Systems	0.8
IBM	0.7
Wells Fargo	0.7
Intel	0.7
ConocoPhillips	0.7
AT&T	0.7
Coca-Cola	0.6
PepsiCo	0.6
Verizon Communications	0.6
UPS	0.5
Total	24.7%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 6/30/06
Berkshire Hathaway	3.3%
Genentech	2.0
Kraft Foods	1.2
Las Vegas Sands	0.7
Accenture	0.6
DIRECTV	0.5
Chicago Mercantile Exchange Holdings	0.4
Celgene	0.4
Peabody Energy	0.4
GlobalSantaFe	0.3
American Tower Systems	0.3
Southern Copper	0.3
EchoStar Communications	0.3
Seagate Technology	0.3
Marvell Technology Group	0.3
Expeditors International of Washington	0.3
Liberty Media Interactive	0.3
MGM Mirage	0.3
Garmin	0.3
Liberty Media Capital	0.3
Diamond Offshore Drilling	0.3
NYSE Group	0.2
Host Hotels & Resorts	0.2
General Growth Properties	0.2
C. H. Robinson Worldwide	0.2
Total	13.9%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights
For a share outstanding throughout each period

	6 Months Ended 6/30/06**	Year Ended 12/31/05**	12/31/04	12/31/03	12/31/02	12/31/01
NET ASSET VALUE						
Beginning of period	$ 33.55	$ 32.56	$ 29.95	$ 23.67	$ 30.84	$ 35.50
Investment activities						
Net investment income	0.32*	0.51*	0.51*	0.37*	0.34*	0.32*
Net realized and unrealized gain (loss)	0.53	0.98	2.61	6.28	(7.17)	(4.65)
Total from investment activities	0.85	1.49	3.12	6.65	(6.83)	(4.33)
Distributions						
Net investment income	(0.31)	(0.50)	(0.51)	(0.37)	(0.34)	(0.33)
NET ASSET VALUE						
End of period	**$ 34.09**	**$ 33.55**	**$ 32.56**	**$ 29.95**	**$ 23.67**	**$ 30.84**

Ratios/Supplemental Data

Total return^	**2.54%***	**4.62%***	**10.51%***	**28.31%***	**(22.21)%***	**(12.17)%***
Ratio of total expenses to average net assets	0.35%*†	0.35%*	0.35%*	0.35%*	0.35%*	0.35%*
Ratio of net investment income (loss) to average net assets	1.87%*†	1.56%*	1.69%*+	1.44%*	1.27%*	1.00%*
Portfolio turnover rate	2.7%†	8.4%	6.4%	1.2%	6.6%	4.0%
Net assets, end of period (in millions)	$ 6,354	$ 5,758	$ 4,789	$ 3,885	$ 2,708	$ 3,473

** Per share amounts calculated using average shares outstanding method.

* Excludes expenses in excess of a 0.35% contractual expense limitation in effect through 4/30/08.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

† Annualized

\+ Includes the effect of a one-time special dividend (0.26% of average net assets) that is not expected to recur.

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS †

(Cost and value in $ 000s)

	Shares/$ Par	Value
COMMON STOCKS 97.5%		
CONSUMER DISCRETIONARY 9.9%		
Auto Components 0.2%		
Cooper Tire (1)	32,141	358
Goodyear Tire & Rubber (1)(2)	96,550	1,072
Johnson Controls	102,829	8,455
Visteon (2)	57,357	413
		10,298
Automobiles 0.4%		
Ford Motor (1)	1,006,628	6,976
GM (1)	302,766	9,019
Harley-Davidson	143,790	7,893
		23,888
Distributors 0.1%		
Genuine Parts	93,812	3,908
		3,908
Diversified Consumer Services 0.1%		
Apollo Group, Class A (2)	76,139	3,934
H&R Block	175,538	4,188
		8,122
Hotels, Restaurants & Leisure 1.5%		
Carnival	236,798	9,884
Darden Restaurants	69,752	2,748
Harrah's Entertainment	99,430	7,077
Hilton	172,236	4,871
International Game Technology	179,664	6,817
Marriott, Class A	176,710	6,736
McDonald's	671,964	22,578
Starbucks (2)	409,486	15,462
Starwood Hotels & Resorts Worldwide	115,845	6,990
Wendy's	63,735	3,715
Yum! Brands	146,510	7,365
		94,243

3

Household Durables 0.6%		
Black & Decker	41,334	3,491
Centex	66,992	3,370
D. R. Horton	145,700	3,471
Fortune Brands	78,289	5,559
Harman International	35,300	3,014
KB Home	41,524	1,904
Leggett & Platt	98,096	2,450
Lennar, Class A	73,200	3,248
Newell Rubbermaid (1)	141,625	3,658
Pulte	113,972	3,281
Snap-On	29,000	1,172
Stanley Works (1)	36,517	1,724
Whirlpool	40,408	3,340
		39,682
Internet & Catalog Retail 0.1%		
Amazon.com (1)(2)	169,800	6,568
		6,568
Leisure Equipment & Products 0.2%		
Brunswick (1)	49,930	1,660
Eastman Kodak (1)	153,162	3,642
Hasbro	91,921	1,665
Mattel	206,519	3,410
		10,377
Media 3.3%		
CBS, Class B	418,167	11,311
Clear Channel Communications	270,645	8,377
Comcast, Special Class A (1)(2)	1,136,384	37,205
Disney	1,180,468	35,414
Dow Jones (1)	36,413	1,275
Gannett	129,998	7,271
Interpublic Group (1)(2)	229,500	1,916

Live Nation (2)	33,480	682
McGraw-Hill (1)	192,424	9,665
Meredith	22,976	1,138
New York Times, Class A (1)	77,191	1,894
News Corp., Class A	1,266,089	24,284
Omnicom	91,733	8,173
Scripps, Class A	50,700	2,187
Time Warner	2,303,145	39,844
Tribune	143,164	4,643
Univision Communications, Class A (2)	123,806	4,148
Viacom, Class B (2)	382,567	13,711
		213,138
Multiline Retail 1.1%		
Big Lots (2)	58,934	1,007
Dillards, Class A (1)	35,455	1,129
Dollar General	165,022	2,307
Family Dollar Stores	81,609	1,994
Federated Department Stores	297,584	10,892
J.C. Penney	126,022	8,508
Kohl's (2)	183,222	10,832
Nordstrom	121,102	4,420
Sears Holding (2)	52,119	8,070
Target	469,517	22,945
		72,104
Specialty Retail 2.0%		
Autonation (2)	79,751	1,710
AutoZone (2)	30,845	2,721
Bed Bath & Beyond (2)	152,322	5,053
Best Buy	218,713	11,994
Circuit City	89,597	2,439
GAP	307,801	5,356
Home Depot	1,111,695	39,788
Lowes	417,559	25,333

Office Depot (2)	160,239	6,089
OfficeMax	36,058	1,469
RadioShack (1)	73,743	1,032
Sherwin-Williams	59,399	2,820
Staples	386,571	9,402
The Limited	180,001	4,606
Tiffany	72,907	2,407
TJX	245,464	5,611
		127,830
Textiles, Apparel, & Luxury Goods 0.3%		
Coach (2)	205,990	6,159
Jones Apparel Group	58,059	1,846
Liz Claiborne	54,943	2,036
Nike, Class B	102,035	8,265
V. F.	48,427	3,289
		21,595
Total Consumer Discretionary		631,753
CONSUMER STAPLES 9.4%		
Beverages 2.1%		
Anheuser-Busch	418,726	19,090
Brown-Forman, Class B	45,331	3,239
Coca-Cola	1,106,032	47,581
Coca-Cola Enterprises	171,574	3,495
Constellation Brands, Class A (2)	103,100	2,578
Molson Coors Brewing, Class B (1)	30,556	2,074
Pepsi Bottling Group	69,344	2,229
PepsiCo	892,465	53,584
		133,870
Food & Staples Retailing 2.4%		
Costco Wholesale	250,907	14,334
CVS	434,392	13,336

Kroger	384,253	8,399
Safeway (1)	237,581	6,177
Supervalu	106,182	3,260
Sysco	326,204	9,969
Wal-Mart	1,347,357	64,902
Walgreen	541,860	24,297
Whole Foods Market	75,600	4,887
		149,561
Food Products 1.2%		
Archer-Daniels-Midland	347,516	14,345
Campbell Soup	102,349	3,798
ConAgra	286,261	6,329
Dean Foods (2)	71,000	2,641
General Mills	195,329	10,091
Heinz	177,459	7,315
Hershey Foods (1)	98,606	5,430
Kellogg	131,136	6,351
McCormick	70,705	2,372
Sara Lee	414,808	6,645
Tyson Foods, Class A	135,100	2,008
Wrigley	140,303	6,364
		73,689
Household Products 2.1%		
Clorox	79,997	4,877
Colgate-Palmolive	280,291	16,790
Kimberly-Clark	252,340	15,569
Procter & Gamble	1,772,460	98,549
		135,785
Personal Products 0.2%		
Alberto Culver, Class B	41,586	2,026
Avon	239,961	7,439

Estee Lauder, Class A	63,200	2,444
		11,909
Tobacco 1.4%		
Altria Group	1,124,806	82,595
Reynolds American (1)	46,099	5,315
UST (1)	93,015	4,203
		92,113
Total Consumer Staples		596,927
ENERGY 9.9%		
Energy Equipment & Services 2.0%		
Baker Hughes	185,696	15,199
BJ Services	172,422	6,425
Halliburton	278,254	20,649
Nabors Industries (2)	169,192	5,717
National Oilwell Varco (1)(2)	93,227	5,903
Noble Drilling	74,580	5,550
Rowan (1)	60,695	2,160
Schlumberger	638,218	41,554
Transocean (1)(2)	174,675	14,030
Weatherford International (2)	188,100	9,334
		126,521
Oil, Gas & Consumable Fuels 7.9%		
Anadarko Petroleum	248,840	11,867
Apache	179,137	12,226
Chesapeake Energy (1)	208,300	6,301
Chevron	1,195,321	74,182
ConocoPhillips	889,513	58,290
CONSOL Energy	21,400	1,000
Devon Energy	237,312	14,336
El Paso Corporation (1)	373,272	5,599
EOG Resources	131,454	9,115

ExxonMobil	3,261,582	200,098
Hess	130,752	6,910
Hugoton Royalty Trust (1)	36	1
Kerr-McGee	126,152	8,749
Kinder Morgan	56,384	5,632
Marathon Oil	196,341	16,355
Murphy Oil (1)	87,900	4,910
Occidental Petroleum	233,597	23,956
Sunoco	70,774	4,904
Valero Energy	332,934	22,147
Williams Companies	320,170	7,479
XTO Energy	198,019	8,766
		502,823
Total Energy		629,344

FINANCIALS 20.9%

Capital Markets 3.4%

Ameriprise Financial	138,539	6,189
Bank of New York	413,156	13,304
Bear Stearns	64,353	9,015
Charles Schwab	561,899	8,979
E*TRADE Financial (2)	229,251	5,231
Federated Investors, Class B	46,251	1,457
Franklin Resources	83,837	7,278
Goldman Sachs	233,224	35,084
Janus Capital Group	121,215	2,170
Legg Mason	68,800	6,847
Lehman Brothers	289,846	18,883
Mellon Financial	219,406	7,554
Merrill Lynch	497,026	34,573
Morgan Stanley	574,324	36,303
Northern Trust	97,132	5,371
State Street	177,223	10,295

T. Rowe Price Group (3)	144,352	5,458
		213,991
Commercial Banks 4.1%		
AmSouth	184,119	4,870
BB&T	297,258	12,363
Comerica	87,385	4,543
Commerce Bancorp (1)	96,000	3,424
Compass Bancshares	69,500	3,864
Fifth Third Bancorp (1)	301,396	11,137
First Horizon National (1)	66,695	2,681
Huntington Bancshares (1)	132,758	3,130
KeyCorp	216,784	7,735
M & T Bank (1)	43,472	5,126
Marshall & Ilsley (1)	122,909	5,622
National City	294,087	10,643
North Fork Bancorporation	255,392	7,705
PNC Financial Services Group	159,222	11,173
Regions Financial	242,752	8,040
SunTrust	197,611	15,070
Synovus Financial	166,017	4,446
U.S. Bancorp	963,422	29,750
Wachovia	869,497	47,022
Wells Fargo	908,268	60,927
Zions Bancorp	57,028	4,445
		263,716
Consumer Finance 1.0%		
American Express	663,599	35,317
Capital One Financial	162,921	13,922
SLM Corporation	221,224	11,707
		60,946
Diversified Financial Services 5.3%		
Bank of America	2,464,738	118,554
CIT Group	105,048	5,493

Citigroup	2,682,492	129,403
JPMorgan Chase	1,870,063	78,543
Moody's	131,488	7,161
		339,154
Insurance 4.6%		
ACE Limited	175,202	8,863
AFLAC	267,284	12,389
Allstate	346,567	18,968
Ambac (1)	57,375	4,653
American International Group	1,399,517	82,641
Aon	173,595	6,044
Chubb	224,388	11,197
Cincinnati Financial (1)	94,823	4,458
Genworth Financial, Class A	197,500	6,881
Hartford Financial Services	162,775	13,771
Lincoln National	153,081	8,640
Loews	218,082	7,731
Marsh & McLennan	292,693	7,870
MBIA (1)	70,586	4,133
MetLife	409,624	20,977
Principal Financial Group (1)	153,192	8,525
Progressive Corporation	418,360	10,756
Prudential Financial	264,395	20,543
SAFECO	68,329	3,850
St. Paul Travelers Companies	375,296	16,731
Torchmark	58,564	3,556
UnumProvident (1)	161,329	2,925
XL Capital	96,976	5,945
		292,047
Real Estate Investment Trusts (REITs) 0.9%		
Apartment Investment & Management, Class A, REIT	48,619	2,113
Archstone-Smith Trust, REIT	112,035	5,699
Boston Properties, REIT	47,400	4,285

Equity Office Properties, REIT	198,452	7,246
Equity Residential, REIT	154,375	6,905
Kimco Realty, REIT	114,400	4,174
Plum Creek Timber, REIT	101,268	3,595
ProLogis, REIT	130,821	6,818
Public Storage, REIT	44,100	3,347
Simon Property Group, REIT	99,429	8,247
Vornado Realty Trust, REIT	63,900	6,233
		58,662
Thrifts & Mortgage Finance 1.6%		
Countrywide Credit	325,067	12,378
Fannie Mae	519,908	25,008
Freddie Mac	373,719	21,306
Golden West Financial	137,561	10,207
MGIC Investment (1)	47,645	3,097
Sovereign Bancorp	207,969	4,224
Washington Mutual	520,765	23,736
		99,956
Total Financials		1,328,472
HEALTH CARE 12.0%		
Biotechnology 1.2%		
Amgen (2)	634,232	41,371
Biogen Idec (2)	185,359	8,588
Genzyme (2)	138,135	8,433
Gilead Sciences (2)	248,767	14,717
MedImmune (2)	142,098	3,851
		76,960
Health Care Equipment & Supplies 1.5%		
Bausch & Lomb (1)	30,497	1,496
Baxter International	350,149	12,871
Becton, Dickinson	133,012	8,131

Biomet (1)	132,951	4,160
Boston Scientific (2)	649,629	10,940
C R Bard	55,854	4,092
Hospira (2)	84,262	3,618
Medtronic	651,127	30,551
St. Jude Medical (2)	197,921	6,417
Stryker	154,651	6,512
Zimmer Holdings (2)	133,481	7,571
		96,359

Health Care Providers & Services 2.6%

Aetna	302,022	12,060
AmerisourceBergen	114,862	4,815
Cardinal Health	224,702	14,455
Caremark RX	239,515	11,945
CIGNA	64,476	6,352
Coventry Health Care (2)	85,800	4,714
Express Scripts (2)	80,740	5,792
HCA	226,588	9,777
Health Management	140,112	2,762
Humana (2)	86,354	4,637
Laboratory Corporation of America (2)	70,400	4,381
Manor Care	41,899	1,966
McKesson	162,059	7,662
Medco (2)	161,396	9,245
Patterson Companies (1)(2)	72,100	2,518
Quest Diagnostics	87,996	5,273
Tenet Healthcare (1)(2)	243,733	1,701
UnitedHealth Group	725,446	32,485
WellPoint (2)	342,874	24,951
		167,491

Health Care Technology 0.1%

IMS Health	103,918	2,790
		2,790

Life Sciences Tools & Services 0.3%		
Applera	96,598	3,125
Fisher Scientific (2)	66,472	4,856
Millipore (2)	31,440	1,980
PerkinElmer	65,600	1,371
Thermo Electron (2)	83,863	3,039
Waters Corporation (2)	57,535	2,555
		16,926
Pharmaceuticals 6.3%		
Abbott Laboratories	823,317	35,905
Allergan	81,616	8,754
Barr Pharmaceuticals (2)	56,100	2,675
Bristol Myers Squibb	1,057,610	27,350
Eli Lilly	606,380	33,515
Forest Laboratories (2)	176,014	6,810
Johnson & Johnson	1,598,090	95,758
King Pharmaceuticals (2)	125,475	2,133
Merck	1,172,764	42,724
Mylan Laboratories	122,105	2,442
Pfizer	3,941,714	92,512
Schering-Plough	789,766	15,029
Watson Pharmaceuticals (2)	56,719	1,320
Wyeth	723,947	32,150
		399,077
Total Health Care		759,603
INDUSTRIALS & BUSINESS SERVICES 11.3%		
Aerospace & Defense 2.4%		
Boeing	430,080	35,228
General Dynamics	217,172	14,216
Goodrich	63,735	2,568
Honeywell International	441,066	17,775
L-3 Communication	63,569	4,794

Lockheed Martin	194,444	13,949
Northrop Grumman	186,259	11,932
Raytheon	238,958	10,650
Rockwell Collins	92,981	5,195
United Technologies	545,596	34,602
		150,909
Air Freight & Logistics 1.0%		
Fedex	164,110	19,178
UPS, Class B	585,269	48,185
		67,363
Airlines 0.1%		
Southwest Airlines	391,345	6,406
		6,406
Building Products 0.2%		
American Standard	96,321	4,168
Masco (1)	221,254	6,558
		10,726
Commercial Services & Supplies 0.7%		
Acco Brands (2)	16,472	361
Allied Waste Industries (1)(2)	128,793	1,463
Avery Dennison	58,677	3,407
Cendant	545,589	8,888
Cintas	71,211	2,831
Equifax	67,245	2,309
PHH (1)(2)	21,986	606
Pitney Bowes	119,438	4,933
R.R. Donnelley	115,942	3,704
Robert Half International	91,762	3,854
Waste Management	296,110	10,624
		42,980

Construction & Engineering 0.1%		
Fluor	46,045	4,279
		4,279
Electrical Equipment 0.5%		
American Power Conversion (1)	93,138	1,815
Cooper Industries, Class A	48,421	4,499
Emerson Electric	220,580	18,487
Power-One (1)(2)	37,900	250
Rockwell Automation	92,846	6,686
		31,737
Industrial Conglomerates 4.0%		
3M	408,401	32,986
GE	5,606,668	184,796
Textron	69,395	6,397
Tyco International	1,095,446	30,125
		254,304
Machinery 1.5%		
Caterpillar	361,984	26,961
Cummins Engine	24,149	2,952
Danaher (1)	129,719	8,343
Deere	127,598	10,653
Dover	106,709	5,275
Eaton	79,102	5,964
Illinois Tool Works	221,478	10,520
Ingersoll-Rand, Class A	174,348	7,459
ITT Industries	97,866	4,844
Navistar (2)	34,439	848
PACCAR	88,471	7,288
Pall	64,342	1,802
Parker Hannifin	63,572	4,933
		97,842

Road & Rail 0.8%		
Burlington Northern Santa Fe	198,835	15,758
CSX	118,152	8,322
Norfolk Southern	221,569	11,792
Ryder System	31,593	1,846
Union Pacific	144,688	13,450
		51,168
Trading Companies & Distributors 0.0%		
W. W. Grainger	39,232	2,952
		2,952
Total Industrials & Business Services		720,666
INFORMATION TECHNOLOGY 14.6%		
Communications Equipment 2.7%		
ADC Telecommunications (1)(2)	62,897	1,060
Andrew (2)	90,300	800
Avaya (1)(2)	223,889	2,557
CIENA (1)(2)	371,108	1,785
Cisco Systems (2)	3,283,409	64,125
Comverse Technology (2)	112,007	2,214
Corning (2)	829,169	20,058
JDS Uniphase (2)	937,361	2,372
Juniper Networks (2)	303,000	4,845
Lucent Technologies (1)(2)	2,418,713	5,853
Motorola	1,335,936	26,919
QUALCOMM	901,585	36,127
Tellabs (2)	246,579	3,282
		171,997
Computers & Peripherals 3.3%		
Apple Computer (2)	456,732	26,088
Dell (2)	1,221,824	29,825
EMC (2)	1,289,463	14,145

Gateway (1)(2)	290,210	551
Hewlett-Packard	1,500,343	47,531
IBM	833,858	64,057
Lexmark International (2)	60,409	3,373
NCR (2)	100,498	3,682
Network Appliance (2)	206,423	7,287
QLogic (2)	95,878	1,653
Sandisk (2)	104,400	5,322
Sun Microsystems (1)(2)	1,888,608	7,838
		211,352

Electronic Equipment & Instruments 0.3%

Agilent Technologies (2)	231,436	7,304
Jabil Circuit	93,774	2,401
Molex (1)	78,276	2,628
Sanmina-SCI (2)	327,667	1,507
Solectron (2)	509,868	1,744
Symbol Technologies	153,049	1,651
Tektronix	43,396	1,277
		18,512

Internet Software & Services 1.5%

eBay (2)	622,243	18,226
Google, Class A (2)	110,900	46,504
Monster Worldwide (2)	68,453	2,920
VeriSign (2)	127,700	2,959
Yahoo! (2)	678,196	22,380
		92,989

IT Services 1.0%

Affiliated Computer Services, Class A (1)(2)	64,353	3,321
Automatic Data Processing	309,081	14,017
Computer Sciences (2)	97,911	4,743
Convergys (2)	69,906	1,363
Electronic Data Systems	276,095	6,643
First Data	410,403	18,485

Fiserv (2)	97,715	4,432
Paychex	178,105	6,942
Sabre Holdings, Class A	68,501	1,507
Unisys (2)	171,467	1,077
		62,530
Office Electronics 0.1%		
Xerox (2)	513,356	7,141
		7,141
Semiconductor & Semiconductor Equipment 2.7%		
Advanced Micro Devices (2)	261,606	6,388
Altera (2)	190,416	3,342
Analog Devices	193,274	6,212
Applied Materials	841,871	13,706
Broadcom, Class A (2)	243,227	7,309
Freescale Semiconductor, Class B (2)	219,427	6,451
Intel	3,128,716	59,289
KLA-Tencor	106,628	4,432
Linear Technology	162,514	5,443
LSI Logic (1)(2)	228,187	2,042
Maxim Integrated Products	174,179	5,593
Micron Technology (2)	364,736	5,493
National Semiconductor	184,014	4,389
Novellus Systems (1)(2)	69,525	1,717
NVIDIA (2)	194,408	4,139
PMC-Sierra (1)(2)	143,232	1,346
Teradyne (1)(2)	111,873	1,558
Texas Instruments	837,984	25,383
Xilinx	184,983	4,190
		168,422
Software 3.0%		
Adobe Systems (2)	321,842	9,771
Autodesk (2)	126,296	4,352
BMC Software (2)	115,034	2,749

CA (1)	241,476	4,962
Citrix Systems (2)	97,606	3,918
Compuware (2)	212,013	1,420
Electronic Arts (2)	164,120	7,064
Intuit (2)	95,842	5,788
Microsoft	4,718,653	109,945
Novell (2)	224,409	1,488
Oracle (2)	2,094,567	30,350
Parametric Technology (2)	55,417	704
Symantec (2)	561,167	8,721
		191,232
Total Information Technology		924,175

MATERIALS 3.0%

Chemicals 1.5%

Air Products and Chemicals	121,383	7,759
Ashland (1)	36,953	2,465
Chemtura (1)	1,378	13
Dow Chemical	518,399	20,233
DuPont	497,623	20,701
Eastman Chemical	43,104	2,328
Ecolab	97,389	3,952
Hercules (2)	58,469	892
International Flavors & Fragrances	45,454	1,602
Monsanto	145,676	12,264
PPG Industries	89,123	5,882
Praxair	175,239	9,463
Rohm & Haas	78,368	3,928
Sigma Aldrich (1)	38,268	2,780
Tronox, Class B (1)(2)	12,718	167
		94,429

Construction Materials 0.1%		
Vulcan Materials	52,583	4,102
		4,102
Containers & Packaging 0.2%		
Ball	64,802	2,400
Bemis	56,452	1,729
Pactiv (2)	72,773	1,801
Sealed Air (1)	43,620	2,272
Temple-Inland	59,678	2,558
		10,760
Metals & Mining 0.9%		
Alcoa	478,983	15,500
Allegheny Technologies	49,849	3,452
Freeport McMoRan Copper Gold, Class B	105,219	5,830
Newmont Mining	244,719	12,953
Nucor	173,812	9,429
Phelps Dodge	113,888	9,357
USX-U.S. Steel Group	71,094	4,985
		61,506
Paper & Forest Products 0.3%		
International Paper	260,723	8,421
Louisiana Pacific	52,768	1,156
MeadWestvaco	95,869	2,678
Neenah Paper	6,127	186
Weyerhaeuser	131,692	8,198
		20,639
Total Materials		191,436
TELECOMMUNICATION SERVICES 3.2%		
Diversified Telecommunication Services 2.5%		
AT&T	2,091,129	58,321

BellSouth	970,599	35,136
Centurytel	68,175	2,533
Citizens Communications (1)	167,413	2,185
Embarq (2)	79,011	3,239
Qwest Communications International (1)(2)	834,419	6,750
Verizon Communications	1,568,893	52,542
		160,706
Wireless Telecommunication Services 0.7%		
Alltel	208,085	13,282
Sprint Nextel (1)	1,591,224	31,809
		45,091
Total Telecommunication Services		205,797
UTILITIES 3.3%		
Electric Utilities 1.5%		
Allegheny Energy (2)	87,795	3,255
American Electric Power	209,544	7,177
Edison International	176,344	6,877
Entergy	114,921	8,131
Exelon	360,910	20,510
FirstEnergy	178,368	9,669
FPL Group (1)	216,682	8,966
Pinnacle West Capital	51,626	2,060
PPL	203,458	6,572
Progress Energy	138,951	5,957
Southern Company	401,486	12,868
		92,042
Gas Utilities 0.0%		
NICOR (1)	22,364	928
Peoples Energy (1)	19,685	707
		1,635

Independent Power Producers & Energy Traders 0.4%		
AES (2)	351,093	6,478
Constellation Energy Group	94,960	5,177
Dynegy, Class A (2)	211,636	1,158
TXU	249,328	14,907
		27,720
Multi-Utilities 1.4%		
Ameren	112,964	5,705
CenterPoint Energy (1)	164,829	2,060
CMS Energy (1)(2)	112,220	1,452
Consolidated Edison (1)	133,351	5,926
Dominion Resources	186,429	13,943
DTE Energy (1)	100,488	4,094
Duke Energy	665,474	19,545
KeySpan	96,595	3,903
NiSource	145,978	3,188
PG&E (1)	185,014	7,267
Public Service Enterprise	134,847	8,916
Sempra Energy	139,154	6,329
Teco Energy	106,276	1,588
XCEL Energy (1)	214,954	4,123
		88,039
Total Utilities		209,436
Total Common Stocks (Cost $5,081,019)		6,197,609
SHORT-TERM INVESTMENTS 2.3%		
Money Market Funds 2.2%		
T. Rowe Price Reserve Investment Fund, 5.18% (3)(4)	135,269,203	135,269
		135,269

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

Assets	
Investments in securities, at value	
Non-affiliated companies (cost $5,288,940)	$ 6,403,425
Affiliated companies (cost $138,622)	140,727
Total investments in securities	6,544,152
Receivable for shares sold	17,057
Dividends and interest receivable	7,478
Other assets	74
Total assets	6,568,761
Liabilities	
Obligation to return securities lending collateral	203,316
Payable for investment securities purchased	4,973
Payable for shares redeemed	2,024
Due to affiliates	945
Investment management fees payable	642
Other liabilities	2,650
Total liabilities	214,550
NET ASSETS	$ 6,354,211
Net Assets Consist of:	
Undistributed net investment income	$ 1,078
Undistributed net realized loss	(212,951)
Net unrealized gain	1,114,837
Paid-in capital applicable to 186,396,488 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized	5,451,247
NET ASSETS	$ 6,354,211
NET ASSET VALUE PER SHARE	$ 34.09

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Operations

($ 000s)

	6 Months Ended 6/30/06
Investment Income (Loss)	
Income	
Dividend	$ 67,763
Securities lending	184
Interest	179
Total income	68,126
Expenses	
Investment management	4,595
Shareholder servicing	6,215
Prospectus and shareholder reports	181
Custody and accounting	157
Proxy and annual meeting	111
Registration	73
Trustees	19
Legal and audit	12
Miscellaneous	218
Reductions of fees and expenses	
Investment management fees waived	(853)
Total expenses	10,728
Expenses paid indirectly	(2)
Net expenses	10,726
Net investment income	57,400
Realized and Unrealized Gain (Loss)	
Net realized gain (loss)	
Securities	(29,682)
Futures	907
Net realized loss	(28,775)
Change in net unrealized gain (loss)	
Securities	115,901
Futures	(801)
Change in net unrealized gain	115,100
Net realized and unrealized gain	86,325
INCREASE IN NET ASSETS FROM OPERATIONS	$ 143,725

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the six months ended June 30, 2006, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2006, the value of loaned securities was $199,445,000; aggregate collateral consisted of $203,316,000 in the money market pooled trust.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $543,375,000 and $81,530,000, respectively, for the six months ended June 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2005, the fund had $183,643,000 of unused capital loss carryforwards, of which $48,781,000 expire in 2009, $115,599,000 expire in 2010, and $19,263,000 expire thereafter through 2013. Further, $5,182,000 of the fund’s unused capital loss carryforwards may be subject to certain limitations on amount and/or timing of use related to being acquired through mergers.

At June 30, 2006, the cost of investments for federal income tax purposes was $5,427,562,000. Net unrealized gain aggregated $1,114,837,000 at period-end, of which $1,492,688,000 related to appreciated investments and $377,851,000 related to depreciated investments.

NOTE 4 - ACQUISITION

On July 11, 2005, the T. Rowe Price Equity Index 500 Fund acquired substantially all of the assets of the TD Waterhouse Equity Index 500 Fund and the TD Waterhouse Dow 30 Fund (collectively, the acquired funds), pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by shareholders of the acquired funds on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 3,779,100 shares of the T. Rowe Price Equity Index 500 Fund (with a value of $123,199,000) for the 15,495,297 shares of the TD Waterhouse Equity Index 500 Fund outstanding at the merger date; an additional 4,574,021 shares of the T. Rowe Price Equity Index 500 Fund (with a value of $149,113,000) were exchanged for the 14,291,813 shares of the TD Waterhouse Dow 30 Fund outstanding on July 8, 2005. The aggregate net assets of the acquired funds at that date included $13,894,000 of unrealized appreciation, and $5,182,000 of realized losses carried forward for tax purposes to offset distributable gains realized in the future. Upon merger, the aggregate net assets of the acquired funds were combined with those of the T. Rowe Price Equity Index 500 Fund, immediately after which, the total net assets of the T. Rowe Price Equity Index 500 Fund totaled $5,496,527,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.15% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through April 30, 2008. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.35%. The fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the fund’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than April 30, 2010. Pursuant to this agreement, management fees in the amount of $853,000 were waived during the six months ended June 30, 2006. Including these amounts, management fees waived in the amount of $3,934,000 remain subject to repayment by the fund at June 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2006, expenses incurred pursuant to these service agreements were $53,000 for Price Associates, $1,240,000 for T. Rowe Price Services, Inc., and $1,409,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2006, the fund was charged $504,000 for shareholder servicing costs related to the college savings plans, of which $408,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2006, approximately 8% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2006, the fund was allocated $2,495,000 of Retirement Funds’ expenses, of which $1,944,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2006, approximately 35% of the outstanding shares of the fund were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended June 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,600,000, and the value of shares of the T. Rowe Price Reserve Funds held at June 30, 2006, and December 31, 2005, was $135,269,000 and $157,101,000, respectively. During the six months ended June 30, 2006, dividend income from T. Rowe Price Group totaled $40,000, and the value of shares of T. Rowe Price Group held at June 30, 2006, and December 31, 2005, was $5,458,000 and $4,565,000, respectively.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board concluded that, based on the profitability data it reviewed, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was generally at or below the median for comparable funds. The information also indicated that the fund’s expense ratio was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2006